Commitments - Estimated Value of Contracts (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing performance of works
Commitments and contingencies [line items]
Estimated value of contracts	$ 724,858	$ 783,100
Financing performance of works | Up to 1 year
Commitments and contingencies [line items]
Estimated value of contracts	634,432	488,438
Financing performance of works | 1 to 3 years
Commitments and contingencies [line items]
Estimated value of contracts	90,426	294,662
Infrastructure and service works
Commitments and contingencies [line items]
Estimated value of contracts	156,425,186	505,636,402
Infrastructure and service works | Up to 1 year
Commitments and contingencies [line items]
Estimated value of contracts	61,463,967	181,088,750
Infrastructure and service works | 1 to 3 years
Commitments and contingencies [line items]
Estimated value of contracts	69,662,017	177,187,792
Infrastructure and service works | 4 to 5 years
Commitments and contingencies [line items]
Estimated value of contracts	22,166,730	124,716,836
Infrastructure and service works | More than five years
Commitments and contingencies [line items]
Estimated value of contracts	$ 3,132,471	$ 22,643,024